PREFERRED SHARES (Details) (CAD)	12 Months Ended											1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended						1 Months Ended		12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013 Series 1		Dec. 31, 2012 Series 1		Dec. 31, 2011 Series 1	Dec. 31, 2013 Series 2	Mar. 31, 2010 Series 3	Dec. 31, 2013 Series 3		Dec. 31, 2012 Series 3		Dec. 31, 2011 Series 3	Dec. 31, 2013 Series 4	Jun. 30, 2010 Series 5	Dec. 31, 2013 Series 5		Dec. 31, 2012 Series 5		Dec. 31, 2011 Series 5	Dec. 31, 2013 Series 6	Mar. 31, 2013 Series 7	Mar. 31, 2010 Series 7	Dec. 31, 2013 Series 7		Dec. 31, 2013 Series 8
Preferred Shares
Preferred shares, authorized						22,000,000		22,000,000					14,000,000		14,000,000					14,000,000		14,000,000						24,000,000
Preferred shares, outstanding						22,000,000		22,000,000					14,000,000		14,000,000					14,000,000		14,000,000						24,000,000
Dividend rate per share (in Canadian dollars per share)						1.15		1.15		1.15			1.00		1.00		1.00			1.10		1.10		1.10				1.00	[1]
Redemption price per share (in Canadian dollars per share)						25.00		25.00					25.00		25.00					25.00		25.00						25
Preferred shares	1,813,000,000	[2]	1,224,000,000	[2]		539,000,000	[2]	539,000,000	[2]				343,000,000	[2]	343,000,000	[2]				342,000,000	[2]	342,000,000	[2]					589,000,000	[2]
Initial period of fixed cumulative quarterly dividend payment						5 years						5 years							5 years 6 months								6 years
Dividend rate reset period						5 years							5 years							5 years								5 years
Period of Government of Canada bond or treasury bill considered for calculation of dividend yield per annum						5 years					90 days		5 years					90 days		5 years					90 days			5 years		90 days
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						1.92%					1.92%		1.28%					1.28%		1.54%					1.54%			2.38%		2.38%
Proceeds from (Repurchase of) Redeemable Preferred Stock																										600,000,000.00
Period of subsequent interval for redemption of preferred stock						5 years							5 years							5 years
Period of subsequent interval for conversion of preferred stock						5 years							5 years							5 years
Cash Dividends
Cash dividends paid	71,000,000	[3]	55,000,000		55,000,000	25,000,000	[3]	25,000,000		25,000,000			14,000,000	[3]	14,000,000		14,000,000			16,000,000	[3]	16,000,000		16,000,000				16,000,000	[1],[3]
Annual Dividend Rate per Share (in Canadian dollars per share)						1.15		1.15		1.15			1.00		1.00		1.00			1.10		1.10		1.10				1.00	[1]
Dividends, Preferred Stock, Paid-in-kind	10,000,000		4,000,000
Cash dividends paid (in Canadian dollars per share)																												0.65

[1]	For the year ended December 31, 2013, the cash dividend rate was prorated at $0.65 per share.
[2]	Net of underwriting commissions and deferred income taxes.
[3]	At December 31, 2013, there were dividends declared but not yet paid of $10 million (2012 - $4 million) included in Accounts Payable and Other (Note 13) which was paid on January 30, 2014